BORROWING ACTIVITIES AND ARRANGEMENTS (Narrative) (Detail) - Secured Borrowings - USD ($) $ in Thousands			12 Months Ended
		Apr. 01, 2015	Dec. 31, 2015
GE Term loan
Debt Instrument [Line Items]
Ge Term Loan		$ 180,000	$ 180,000
Secured real estate assets net carrying value			$ 295,500
Maturity			2019
Interest rate			4.00%
Description of variable rate basis		The interest rate is based on LIBOR, with a floor of 50 basis points, plus a margin of 350 basis points.
LIBOR plus an applicable percentage		0.50%
HUD mortgages assumed December 2011
Debt Instrument [Line Items]
Secured real estate assets net carrying value			$ 95,400
Maturity	[1]		2044
Interest rate	[1]		3.06%

[1]	Reflects the weighted average annual contractual interest rate on the mortgages at December 31, 2015 excluding a third-party administration fee of approximately 0.5%. Secured by real estate assets with a net carrying value of $95.4 million.